Investments in joint ventures and joint operations - Joint venture equity method investments (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Interests In Other Entities [Abstract]
Beginning balance	£ 123	£ 360
Additional equity	1,424	1,070
Foreign exchange differences	29	(96)
Share of loss of joint venture	(1,152)	(1,211)	£ (90)
Ending balance	£ 424	£ 123	£ 360